UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-05684

Alpine Equity Trust

(Exact name of registrant as specified in charter)

2500 Westchester Avenue, Suite 215
Purchase, NY 10577

(Address of principal executive offices) (Zip code)

Samuel A. Lieber
Alpine Woods Capital Investors, LLC
2500 Westchester Avenue, Suite 215
Purchase, NY 10577

(Name and address of agent for service)

Copy to:
Rose DiMartino
Attorney at Law
Willkie Farr & Gallagher
787 7th Avenue, 40th FL
New York, NY 10019

1-888-729-6633

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2012

Date of reporting period: January 31, 2012

Alpine International Real Estate Equity Fund

Schedule of Portfolio Investments
January 31, 2012 (Unaudited)

Shares	Security Description	Value

Common Stocks-105.8%

Asia-26.4%

China-4.3%
2,000,000	Agile Property Holdings, Ltd.	$2,230,733
4,000,000	Evergrande Real Estate Group, Ltd.	1,903,215
11,028,960	Franshion Properties China, Ltd.	2,687,805
6,000,000	Kaisa Group Holdings, Ltd. (a)	1,214,653
3,991,373	SOCAM Development, Ltd.	3,993,792
2,199,515	Soho China, Ltd.	1,443,597
90,212	Syswin, Inc.-ADR (a)	75,778

		13,549,573

Hong Kong-1.0%
1,615,000	Mandarin Oriental International, Ltd.	2,567,850
550,632	The Hongkong & Shanghai Hotels, Ltd.	735,568

		3,303,418

India-8.1%
500,000	DB Realty, Ltd. (a)	625,442
2,295,373	Hirco PLC (a)	1,754,269
358,339	Ishaan Real Estate PLC (a)	231,515
2,000,000	South Asian Real Estate PLC (a)(b)(c)(d)	14,308,271
7,240,153	Unitech Corporate Parks PLC (a)	3,051,918
1,491,800	Yatra Capital, Ltd. (a)(e)	5,561,343

		25,532,758

Indonesia-2.8%
267,462,031	PT Bakrieland Development TBK (a)	4,075,895
16,765,928	PT Bumi Serpong Damai TBK	1,958,201
37,288,857	PT Lippo Karawaci TBK	2,779,036

		8,813,132

Japan-0.3%
10,000	Daito Trust Construction Co., Ltd.	942,010

Malaysia-0.6%
5,100,591	Aseana Properties, Ltd.	1,823,461

Philippines-1.7%
32,035,959	SM Development Corp.	5,244,081

Singapore-3.6%
6,979,000	Banyan Tree Holdings, Ltd.	3,329,014
2,500,000	CapitaMalls Asia, Ltd.	2,633,462
3,401,420	Global Logistic Properties, Ltd. (a)	5,381,266

		11,343,742

Thailand-4.0%
4,702,300	Central Pattana PCL	5,968,158
17,200,325	Minor International PCL	6,451,860

		12,420,018

	Total Asia (Cost $126,645,467)	82,972,193

Australia-0.6%

Australia-0.6%
788,155	Charter Hall Group	1,790,634

	Total Australia (Cost $1,817,221)	1,790,634

Shares	Security Description	Value

Europe-27.3%

France-2.9%
12,683	ICADE	$1,032,893
156,956	Kaufman & Broad SA (a)	3,284,900
154,193	Nexity SA	4,459,412
5,485	Pierre & Vacances SA	198,953

		8,976,158

Germany-3.3%
277,424	DIC Asset AG	2,132,671
1,099,999	IVG Immobilien AG (a)	2,589,936
1,100	Patrizia Immobilien AG (a)	5,468
7,642,900	Sirius Real Estate, Ltd. (a)	2,124,425
249,522	TAG Immobilien AG (a)	1,958,323
12,440,218	Treveria PLC (a)	1,667,923

		10,478,746

Norway-1.4%
1,855,442	BWG Homes ASA	4,016,382
208,178	Norwegian Property ASA	299,830

		4,316,212

Poland-0.2%
3,265,000	Nanette Real Estate Group NV (a)(b)(d)	710,573

Russia-1.4%
799,367	Mirland Development Corp. PLC (a)	2,078,411
1,724,911	RGI International, Ltd. (a)	2,276,883

		4,355,294

Sweden-2.3%
382,877	JM AB	7,077,807

Turkey-2.8%
6,100,522	Emlak Konut Gayrimenkul Yatirim Ortakligi	7,278,671
2,471,294	Sinpas Gayrimenkul Yatirim Ortakligi	1,557,728

		8,836,399

United Kingdom-13.0%
674,280	Development Securities PLC	1,561,920
700,339	Great Portland Estates PLC	3,976,252
5,000,713	LXB Retail Properties PLC (a)	8,668,140
1,161,792	Metric Property Investments PLC	1,501,217
6,070,223	Quintain Estates & Development PLC (a)	3,778,358
9,808,407	Regus PLC	14,219,607
2,947,783	Songbird Estates PLC (a)	5,063,179
800,130	Unite Group PLC	2,244,305

		41,012,978

	Total Europe (Cost $145,438,256)	85,764,167

Middle East/Africa-0.8%

Egypt-0.8%
3,921,442	Talaat Moustafa Group (a)	2,621,450

	Total Middle East/Africa (Cost $3,826,833)	2,621,450

North & South America-50.7%

Brazil-45.0%
718,077	Aliansce Shopping Centers SA	6,000,414
793,138	BHG SA-Brazil Hospitality Group (a)	7,263,169
950,037	BR Malls Participacoes SA	10,369,280

Shares	Security Description	Value

680,298	BR Properties SA	$7,417,398
580,200	Brasil Brokers Participacoes SA	2,264,746
1,694,985	Cyrela Commercial Properties SA Empreendimentos e Participacoes	15,424,829
2,503,408	Direcional Engenharia SA	13,611,708
302,684	Even Construtora e Incorporadora SA	1,247,324
1,207,100	Gafisa SA	3,295,482
912,132	General Shopping Brasil SA (a)	6,750,153
600,151	Iguatemi Empresa de Shopping Centers SA	12,781,375
1,779,500	JHSF Participacoes SA	5,774,820
37,900	LPS Brasil Consultoria de Imoveis SA	697,610
1,197,600	MRV Engenharia e Participacoes SA	9,219,162
640,400	Multiplan Empreendimentos Imobiliarios SA	14,661,172
3,040,610	PDG Realty SA Empreendimentos e Participacoes	12,321,153
699,568	Rossi Residencial SA	3,779,717
475,394	Sao Carlos Empreendimentos e Participacoes SA (a)	6,796,785
303,227	Tecnisa SA	1,614,017

		141,290,314

Canada-1.7%
433,000	Lakeview Hotel Real Estate Investment Trust (a)	158,699
238,300	Mainstreet Equity Corp. (a)	5,254,626

		5,413,325

Mexico-0.6%
1,200,000	Corp. GEO SAB de C.V.-Series B (a)	1,894,722

United States-3.4%
282,300	Sunrise Senior Living, Inc. (a)	2,007,153
519,696	Verde Realty Corp. (a)(b)(c)(d)	8,782,862

		10,790,015

	Total North & South America (Cost $139,359,457)	159,388,376

	Total Common Stocks (Cost $417,087,234)	332,536,820

Equity-Linked Structured Notes-1.4%

Asia-1.4%

India-1.4%
1,190,000	Phoenix Mills, Ltd.-Merrill Lynch & Co., Inc. (a)	4,283,951

	Total Asia (Cost $3,920,217)	4,283,951

	Total Equity-Linked Structured Notes (Cost $3,920,217)	4,283,951

Investment Companies-0.8%

Asia-0.6%

India-0.6%
7,497,900	Trinity Capital PLC (a)	1,905,201

	Total Asia (Cost $12,613,773)	1,905,201

Europe-0.2%

Turkey-0.2%
920,000	The Ottoman Fund, Ltd. (a)	587,143

	Total Europe (Cost $1,507,547)	587,143

	Total Investment Companies (Cost $14,121,320)	2,492,344

Shares	Security Description	Value

Warrants-0.5%

Asia-0.5%

Malaysia-0.5%
5,001,600	SP Setia BHD (a)
	Expiration: January, 2013
	Exercise Price: MYR 4.480	$1,561,973

Thailand-0.0% *
2,569,584	Minor International PCL (a)
	Expiration: October, 2013
	Exercise Price: THB 13.000	125,467

	Total Asia (Cost $891,657)	1,687,440

	Total Warrants (Cost $891,657)	1,687,440

	Total Investments (Cost $436,020,428)-108.5% (f)	341,000,555
	Liabilities in Excess of Other Assets-(8.5)%	(26,733,778)

	TOTAL NET ASSETS 100.0%	$314,266,777

Percentages are stated as a percent of net assets.
* Less than 0.05% of Net Assets.
(a) Non-income producing security.
(b) Illiquid security.
(c) Private placement.
(d) Security fair valued in accordance with procedures approved by the Board of Trustees. These securities comprised 7.6% of the Fund’s net assets.
(e) Affiliated issuer.
(f) Includes securities pledged as collateral for line of credit outstanding on January 31, 2011.
AB-Aktiebolag is the Swedish equivalent of the term corporation.
ADR-American Depositary Receipt
AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
ASA-Allmennaksjeselskap is the Norwegian term for a public limited company.
MYR-Malaysian Ringgit
NV-Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PCL-Public Company Limited
PLC-Public Limited Company SA-Generally designates corporations in various countries, mostly those employing the civil law.
SAB de CV—Sociedad Anonima Bursátil de Capital Variable. Is the Spanish equivalent to Variable Capital Company.
THB-Thailand Baht

Alpine Realty Income and Growth Fund

Schedule of Portfolio Investments
January 31, 2012 (Unaudited)

Shares	Security Description	Value

Real Estate Investment Trusts-97.4%

Apartments-16.2%
12,000	Associated Estates Realty Corp.	$200,520
26,125	AvalonBay Communities, Inc.	3,553,261
34,900	BRE Properties, Inc.	1,808,518
10,000	Camden Property Trust	645,000
68,360	Equity Residential	4,070,838
23,665	Essex Property Trust, Inc.	3,407,760
50,200	Home Properties, Inc.	2,990,916
31,400	UDR, Inc.	817,028

		17,493,841

Diversified-7.8%
26,114	American Assets Trust, Inc.	578,164
88,700	Crombie Real Estate Investment Trust	1,264,994
86,364	Verde Realty Corp. (a)(b)(c)(d)	1,459,552
63,017	Vornado Realty Trust	5,096,815

		8,399,525

Health Care-12.2%
78,772	HCP, Inc.	3,310,787
15,000	Health Care REIT, Inc.	858,150
98,047	Omega Healthcare Investors, Inc.	2,043,299
126,400	Sabra Health Care REIT, Inc.	1,797,408
29,000	Senior Housing Properties Trust	657,720
76,212	Ventas, Inc.	4,443,922

		13,111,286

Lodging-2.5%
37,942	Chatham Lodging Trust	469,343
20,303	Chesapeake Lodging Trust	345,760
40,363	FelCor Lodging Trust, Inc. (a)	153,783
65,000	Host Hotels & Resorts, Inc.	1,067,300
12,000	LaSalle Hotel Properties	324,600
15,000	Pebblebrook Hotel Trust	332,700

		2,693,486

Manufactured Homes-0.8%
12,850	Equity Lifestyle Properties, Inc.	901,299

Mortgage & Finance-2.0%
79,232	Apollo Commercial Real Estate Finance, Inc.	1,166,295
50,000	Starwood Property Trust, Inc.	985,000

		2,151,295

Net Lease-1.2%
28,784	Entertainment Properties Trust	1,280,025

Office-Industrial Buildings-32.8%
51,528	Alexandria Real Estate Equities, Inc.	3,731,143
62,611	Boston Properties, Inc.	6,514,675
37,671	Coresite Realty Corp.	755,304
23,153	Corporate Office Properties Trust	560,997
54,600	Digital Realty Trust, Inc.	3,868,956
146,509	Douglas Emmett, Inc.	3,063,503
135,352	DuPont Fabros Technology, Inc.	3,451,476
60,973	Kilroy Realty Corp.	2,538,306
33,208	Liberty Property Trust	1,105,494
25,008	Mack-Cali Realty Corp.	719,230

Shares	Security Description	Value

401,664	MPG Office Trust, Inc. (a)	$1,024,243
104,700	ProLogis, Inc.	3,320,037
50,551	SL Green Realty Corp.	3,717,015
64,711	STAG Industrial, Inc.	775,238
20,000	Terreno Realty Corp.	282,400

		35,428,017

Retail Centers-17.9%
206,911	CBL & Associates Properties, Inc.	3,594,044
13,100	Federal Realty Investment Trust	1,237,426
60,000	General Growth Properties, Inc.	946,800
50,000	Kimco Realty Corp.	912,500
55,795	Simon Property Group, Inc.	7,580,309
26,206	Taubman Centers, Inc.	1,756,588
60,428	The Macerich Co.	3,281,240

		19,308,907

Storage-4.0%
31,065	Public Storage	4,313,686

	Total Real Estate Investment Trusts (Cost $74,255,279)	105,081,367

Common Stocks-2.1%

Lodging-1.1%
21,199	Morgans Hotel Group Co. (a)	119,562
20,000	Starwood Hotels & Resorts Worldwide, Inc.	1,084,800

		1,204,362

Office-Industrial Buildings-1.0%
61,600	Brookfield Office Properties, Inc.	1,066,296

Retail Centers-0.0%
2,250	Rouse Properties, Inc. (a)	27,810

	Total Common Stocks (Cost $1,841,682)	2,298,468

Preferred Stocks-7.2%

Lodging-1.3%
12,173	LaSalle Hotel Properties-Series D, 7.500%	300,551
14,800	LaSalle Hotel Properties-Series G, 7.250%	366,300
30,300	Sunstone Hotel Investors, Inc.-Series A, 8.000%	742,350

		1,409,201

Net Lease-2.9%
25,000	CapLease, Inc.-Series A, 8.125% (a)	620,000
100,540	Entertainment Properties Trust-Series D, 7.375%	2,496,408

		3,116,408

Office-Industrial Buildings-1.6%
21,689	Kilroy Realty Corp.-Series F, 7.500%	545,912
46,723	SL Green Realty Corp.-Series D, 7.875%	1,190,970

		1,736,882

Retail Centers-1.4%
59,198	CBL & Associates Properties, Inc.-Series D, 7.375% (a)	1,478,174

	Total Preferred Stocks (Cost $4,767,862)	7,740,665

	Total Investments (Cost $80,864,823)-106.7% (e)	115,120,500
	Liabilities in Excess of Other Assets-(6.7)%	(7,222,414)

	TOTAL NET ASSETS 100.0%	$107,898,086

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) Security fair valued in accordance with procedures approved by the Board of Trustees. These securities comprised 1.4% of the Fund’s net assets.
(c) Private placement.
(d) Illiquid security.
(e) Includes securities pledged as collateral for line of credit outstanding on January 31, 2012. REIT-Real Estate Investment Trust

Alpine Cyclical Advantage Property Fund

Schedule of Portfolio Investments January 31, 2012 (Unaudited)

Shares	Security Description	Value

Common Stocks-99.5%

Asia-19.1%

China-5.3%
500,000	Agile Property Holdings, Ltd.	$557,683
1,000,000	Evergrande Real Estate Group, Ltd.	475,804
2,286,750	Franshion Properties China, Ltd.	557,291
500,000	Hopson Development Holdings, Ltd.	306,887
1,000,000	Kaisa Group Holdings, Ltd. (a)	202,442
1,000,000	Poly Hong Kong Investments, Ltd.	499,013
32,219	Syswin, Inc.-ADR (a)	27,064

		2,626,184

India-0.5%
620,000	Unitech Corporate Parks PLC (a)	261,347

Indonesia-2.2%
36,204,016	PT Bakrieland Development TBK (a)	551,719
3,500,000	PT Ciputra Development TBK	221,913
4,513,514	PT Lippo Karawaci TBK	336,380

		1,110,012

Japan-1.4%
60,000	Hulic Co., Ltd.	716,347

Philippines-2.5%
3,751,363	Robinsons Land Corp.	1,229,898

Singapore-1.6%
400,000	CapitaMalls Asia, Ltd.	421,354
250,000	Global Logistic Properties, Ltd. (a)	395,516

		816,870

Thailand-5.6%
300,000	Central Pattana PCL	380,760
2,200,000	LPN Development PCL-NVDR	988,844
1,000,000	Minor International PCL	375,101
1,400,000	Supalai PCL	638,318
1,000,000	Ticon Industrial Connection PCL	404,204

		2,787,227

	Total Asia (Cost $8,239,624)	9,547,885

Europe-12.5%

France-1.2%
33,848	Affine SA (a)	581,772

Germany-3.6%
39,904	DIC Asset AG	306,758
100,000	Patrizia Immobilien AG (a)	497,059
125,000	TAG Immobilien AG (a)	981,037

		1,784,854

Norway-0.4%
100,000	BWG Homes ASA	216,465

Poland-0.4%
40,000	Atrium European Real Estate, Ltd.	183,650

Shares	Security Description	Value

Russia-1.3%
800,000	Raven Russia, Ltd.	$674,443

United Kingdom-5.6%
778,923	LXB Retail Properties PLC (a)	1,350,170
964,231	Quintain Estates & Development PLC (a)	600,177
341,253	Songbird Estates PLC (a)	586,144
100,014	Unite Group PLC	280,532

		2,817,023

	Total Europe (Cost $6,807,029)	6,258,207

Middle East/Africa-1.1%

Egypt-1.1%
81,405	Six of October Development & Investment Co.	145,836
568,251	Talaat Moustafa Group (a)	379,871

		525,707

	Total Middle East/Africa (Cost $1,005,160)	525,707

North & South America-66.8%

Brazil-25.0%
98,241	BHG SA-Brazil Hospitality Group (a)	899,643
109,796	BR Malls Participacoes SA	1,198,380
95,538	BR Properties SA	1,041,666
15,000	Cyrela Commercial Properties SA Empreendimentos e Participacoes-ADR (b)	545,019
7,500	Cyrela Commercial Properties SA Empreendimentos e Participacoes-ADR	272,510
230,654	Direcional Engenharia SA	1,254,128
100,526	Even Construtora e Incorporadora SA	414,255
180,100	Gafisa SA	491,688
72,140	Iguatemi Empresa de Shopping Centers SA	1,536,361
28,000	LPS Brasil Consultoria de Imoveis SA	515,385
88,290	Multiplan Empreendimentos Imobiliarios SA	2,021,291
310,000	PDG Realty SA Empreendimentos e Participacoes	1,256,181
140,000	Rossi Residencial SA	756,410
54,181	Tecnisa SA	288,395

		12,491,312

Canada-0.9%
49,146	Brookfield Residential Properties, Inc. (a)	432,485

Mexico-0.4%
129,825	Corp. GEO SAB de C.V.-Series B (a)	204,985

United States-40.5%
30,000	Altisource Portfolio Solutions SA (a)	1,604,700
17,493	American Capital Agency Corp.	512,895
19,852	Apollo Commercial Real Estate Finance, Inc.	292,222
50,000	Brookdale Senior Living, Inc. (a)	880,000
40,491	Brookfield Office Properties, Inc.	700,899
90,000	CBRE Group, Inc. (a)	1,737,000
25,125	Chatham Lodging Trust	310,796
84,228	DiamondRock Hospitality Co.	887,763
28,571	DuPont Fabros Technology, Inc.	728,561
40,000	Excel Trust, Inc.	508,000
89,053	General Growth Properties, Inc.	1,405,256
4,910	Hudson Pacific Properties, Inc.	75,467
5,000	Jones Lang LaSalle, Inc.	393,800
500	KB Home	4,510
50,000	Lennar Corp.-Class A	1,074,500
300	NVR, Inc. (a)	207,975
110,771	Ocwen Financial Corp. (a)	1,593,995
6,831	ProLogis, Inc.	216,611

Shares	Security Description	Value

100,000	Pulte Group, Inc. (a)	$745,000
3,340	Rouse Properties, Inc. (a)	41,282
40,000	Starwood Property Trust, Inc.	788,000
40,000	Sunrise Senior Living, Inc. (a)	284,400
8,533	The Howard Hughes Corp. (a)	442,180
20,000	Toll Brothers, Inc. (a)	436,200
48,200	TravelCenters of America LLC (a)	257,870
87,912	Two Harbors Investment Corp.	872,966
143,940	Verde Realty Corp. (a)(c)(d)(e)	2,432,586
10,440	Vornado Realty Trust	844,387

		20,279,821

	Total North & South America (Cost $29,228,978)	33,408,603

	Total Common Stocks (Cost $45,280,791)	49,740,402

Equity-Linked Structured Notes-1.5%

Asia-1.5%

India-1.0%
300,000	Peninsula Land, Ltd.-Macquarie Bank, Ltd. (a)	227,222
50,000	Sobha Developers, Ltd.-Macquarie Bank, Ltd. (a)	263,424

		490,646

Vietnam-0.5%
262,500	HAGL JSC-GDR-Macquarie Bank, Ltd. (a)	271,186

	Total Asia (Cost $1,542,321)	761,832

	Total Equity-Linked Structured Notes (Cost $1,542,321)	761,832

Warrants-0.0% *

Asia-0.0%*

Thailand-0.0% *
100,000	Minor International PCL
	Expiration: May 2013
	Exercise Price: THB 13.00 (a)	4,883

	Total Asia (Cost $0)	4,883

	Total Warrants (Cost $0)	4,883

	Total Investments (Cost $46,823,112)-101.0% (f)	50,507,117
	Liabilities in Excess of Other Assets-(1.0)%	(494,580)

	TOTAL NET ASSETS 100.0%	$50,012,537

Percentages are stated as a percent of net assets.
* Amount is less than 0.05%.
(a) Non-income producing security.

(b) Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. Liquid securities restricted under Rule 144A comprised 1.1% of the Fund’s net assets.

(c) Security fair valued in accordance with procedures approved by the Board of Trustees. These securities comprised 4.9% of the Fund’s net assets.
(d) Illiquid security.
(e) Private placement.
(f) Includes securities pledged as collateral for line of credit outstanding on January 31, 2012.
ADR-American Depositary Receipt
AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
ASA-Allmennaksjeselskap is the Norwegian term for a public limited company.
GDR-Global Depositary Receipt
NVDR-Non-Voting Depositary Receipts
PCL-Public Company Limited
PLC-Public Limited Company
SA-Generally designates corporations in various countries, mostly those employing the civil law.
SAB de CV-Sociedad Anonima Bursátil de Capital Variable. Is the Spanish equivalent to Variable Capital Company.
THB-Thailand Baht

Alpine Emerging Markets Real Estate Fund

Schedule of Portfolio Investments
January 31, 2012 (Unaudited)

Shares	Security Description	Value

Common Stocks-95.7%

Asia-45.7%

China-9.0%
200,000	C C Land Holdings, Ltd.	$43,583
94,000	China Overseas Grand Oceans Group, Ltd.	87,269
115,000	China State Construction International Holdings, Ltd.	91,196
100,000	Evergrande Real Estate Group, Ltd.	47,581
500,000	Renhe Commercial Holdings Co., Ltd.	59,314
89,500	Soho China, Ltd.	58,741
205	Syswin, Inc.-ADR (a)	172

		387,856

Hong Kong-0.4%
11,000	Mandarin Oriental International, Ltd.	17,490

India-1.4%
110,000	Unitech Corporate Parks PLC (a)	46,368
4,000	Yatra Capital, Ltd. (a)	14,912

		61,280

Indonesia-10.2%
300,000	Ciputra Surya	28,031
150,000	Lippo-Mapletree Indonesia Retail Trust	45,315
1,480,000	PT Agung Podomoro Land TBK (a)	51,858
3,000,000	PT Alam Sutera Realty TBK	161,846
2,756,945	PT Bakrieland Development TBK (a)	42,014
624,659	PT Bumi Serpong Damai TBK	72,958
250,000	PT Ciputra Development TBK	15,851
150,000	PT Summarecon Agung TBK	20,022

		437,895

Israel-0.4%
650	Azrieli Group	15,912

Malaysia-3.2%
50,000	Aseana Properties, Ltd.	17,875
85,000	IJM Land BHD	61,194
75,000	UEM Land Holdings BHD (a)	57,199

		136,268

Philippines-7.0%
190,000	Ayala Land, Inc.	78,242
1,000,000	Megaworld Corp.	39,874
184,136	Robinsons Land Corp.	60,370
168,356	SM Development Corp.	27,559
250,000	SM Prime Holdings, Inc.	95,604

		301,649

Singapore-3.4%
45,000	Banyan Tree Holdings, Ltd.	21,465
62,000	First Real Estate Investment Trust	38,447
30,000	Global Logistic Properties, Ltd. (a)	47,462
45,455	Mapletree Industrial Trust	40,473

		147,847

Thailand-10.7%
120,000	Amata Corp. PCL (b)	58,981
250,000	Asian Property Development PCL	42,441

Shares	Security Description	Value

40,000	Central Pattana PCL	$50,768
230,000	LPN Development PCL-NVDR	103,379
235,000	Minor International PCL	88,149
250,000	Supalai PCL	113,986

		457,704

	Total Asia (Cost $1,719,404)	1,963,901

Europe-6.8%

Russia-4.5%
15,000	Etalon Group, Ltd.-GDR (a)(c)	72,750
6,000	LSR Group-GDR (c)	28,602
6,074	Mirland Development Corp. PLC (a)	15,793
70,000	Raven Russia, Ltd.	59,014
11,000	RGI International, Ltd. (a)	14,520

		190,679

Turkey-2.3%
52,000	Emlak Konut Gayrimenkul Yatirim Ortakligi	62,042
60,000	Sinpas Gayrimenkul Yatirim Ortakligi	37,820

		99,862

	Total Europe (Cost $331,768)	290,541

Middle East/Africa-0.6%

Egypt-0.6%
36,500	Talaat Moustafa Group (a)	24,400

	Total Middle East/Africa (Cost $37,550)	24,400

North & South America-42.6%

Argentina-1.4%
2,000	IRSA Inversiones y Representaciones SA-ADR	20,260
3,100	TGLT SA-ADR (a)	40,779

		61,039

Brazil-39.9%
8,000	Aliansce Shopping Centers SA	66,850
7,262	BHG SA-Brazil Hospitality Group (a)	66,502
16,049	BR Malls Participacoes SA	175,169
12,556	BR Properties SA	136,900
23,000	Brasil Brokers Participacoes SA	89,778
3,991	Cyrela Commercial Properties SA Empreendimentos e Participacoes	36,319
19,124	Direcional Engenharia SA	103,982
11,895	Even Construtora e Incorporadora SA	49,018
14,000	Ez Tec Empreendimentos e Participacoes SA	142,147
9,338	General Shopping Brasil SA (a)	69,105
1,736	Iguatemi Empresa de Shopping Centers SA	36,971
30,000	JHSF Participacoes SA	97,356
3,000	LPS Brasil Consultoria de Imoveis SA	55,220
19,300	MRV Engenharia e Participacoes SA	148,572
2,500	Multiplan Empreendimentos Imobiliarios SA	57,234
78,254	PDG Realty SA Empreendimentos e Participacoes	317,101
4,177	Rossi Residencial SA	22,568
894	Sao Carlos Empreendimentos e Participacoes SA (a)	12,782
6,000	Tecnisa SA	31,937

		1,715,511

Chile-1.0%
12,000	Parque Arauco SA	21,310
50,000	Socovesa SA	18,918

		40,228

Shares	Security Description	Value

Mexico-0.3%
8,228	Corp. GEO SAB de C.V.-Series B (a)	$12,991

	Total North & South America (Cost $1,678,409)	1,829,769

	Total Common Stocks (Cost $3,767,131)	4,108,611

Equity-Linked Structured Notes-2.5%

Asia-2.5%

India-1.6%
3,667	DLF, Ltd.-Macquarie Bank, Ltd. (a)	16,112
9,810	Phoenix Mills, Ltd.-Macquarie Bank, Ltd. (a)	35,315
5,000	Phoenix Mills, Ltd.-Merrill Lynch & Co., Inc. (a)	18,000

		69,427

Vietnam-0.9%
37,500	HAGL JSC-GDR-Macquarie Bank, Ltd. (a)	38,741

	Total Asia (Cost $163,692)	108,168

	Total Equity-Linked Structured Notes (Cost $163,692)	108,168

Investment Companies-0.1%
10,000	Vinaland, Ltd. (a)	5,775

	Total Investment Companies (Cost $4,857)	5,775

Warrants-0.6%

Asia-0.6%

Malaysia-0.6%
75,000	SP Setia BHD (a)
	Expiration: January, 2013
	Exercise Price: MYR 4.480	23,422

Thailand-0.0% *
14,000	The Erawan Group PCL (a)
	Expiration: December, 2013
	Exercise Price: THB 2.80	245
7,500	Minor International PLC (a)
	Expiration: May, 2013
	Exercise Price: THB 13.00	366

		611

	Total Asia (Cost $8,083)	24,033

	Total Warrants (Cost $8,083)	24,033

	Total Investments (Cost $3,943,763)-98.9%	4,246,587

	Other Assets in Excess of Liabilities-1.1%	49,219

	TOTAL NET ASSETS 100.0%	$4,295,806

Percentages are stated as a percent of net assets.
* Amount is less than 0.05%.
(a) Non-income producing security.
(b) Illiquid security.

(c) Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. Liquid securities restricted under Rule 144A comprised 2.4% of the Fund’s net assets.

ADR-American Depositary Receipt
BHD-Malaysian equivalent to incorporated.
GDR-Global Depositary Receipt
MYR-Malaysian Ringgit
NVDR-Non-Voting Depositary Receipts
PCL-Public Company Limited
PLC-Public Limited Company
SA-Generally designates corporations in various countries, mostly those employing the civil law.
SAB de CV-Sociedad Anonima Bursátil de Capital Variable. Is the Spanish equivalent to Variable Capital Company.
THB-Thailand Baht

Alpine Global Infrastructure Fund

Schedule of Portfolio Investments
January 31, 2012 (Unaudited)

Shares	Security Description	Value

Common Stocks-90.6%

Asia-15.6%

China-9.7%
850,000	Anhui Expressway Co.-Class H	$511,843
32,000	China Mobile, Ltd.	327,208
300,000	China Railway Construction Corp., Ltd.-Class H	194,963
460,400	China State Construction International Holdings, Ltd.	365,100
500,000	China Water Affairs Group, Ltd.	153,443
360,000	COSCO Pacific, Ltd.	501,335
1,000,000	Guangshen Railway Co., Ltd.	364,912
150,000	NWS Holdings, Ltd.	242,931
2,041,000	Tianjin Port Development Holdings, Ltd.	286,861
1,050,000	Yuexiu Transport Infrastructure, Ltd.	454,915
100,890	ZTE Corp.	273,843

		3,677,354

Indonesia-2.3%
16,000,000	PT Bakrieland Development TBK (a)	243,826
1,400,000	PT Citra Marga Nusaphala Persada TBK	255,395
800,000	PT Jasa Marga TBK	389,322

		888,543

Japan-1.5%
9,000	East Japan Railway Co.	582,721

Philippines-2.1%
320,000	International Container Terminal Services, Inc.	418,235
800,000	Manila Water Co., Inc.	391,745

		809,980

	Total Asia (Cost $5,956,280)	5,958,598

Europe-25.8%

Austria-0.7%
3,500	Kapsch TrafficCom AG	278,353

France-6.3%
5,000	Aeroports de Paris	369,197
6,500	EDF SA	149,811
25,000	France Telecom SA	374,920
20,000	SES SA	472,206
25,000	Suez Environnement Co.	320,014
15,500	Vinci SA	718,943

		2,405,091

Germany-6.5%
25,000	Deutsche Telekom AG	281,165
7,000	Fraport AG Frankfurt Airport Services Worldwide	419,177
15,500	Hamburger Hafen und Logistik AG	496,732
10,000	HeidelbergCement AG	491,500
5,500	Hochtief AG	354,678
8,500	Kabel Deutschland Holding AG (a)	443,180

		2,486,432

Italy-1.6%
23,000	Atlantia SpA	358,013
55,000	Snam Rete Gas SpA	247,915

		605,928

Shares	Security Description	Value

Netherlands-2.2%
15,000	Koninklijke KPN NV	$164,422
12,500	Koninklijke Vopak NV	679,205

		843,627

Spain-2.4%
40,000	Abertis Infraestructuras SA	673,907
12,500	Enagas SA	250,165

		924,072

Turkey-0.8%
70,000	TAV Havalimanlari Holding (a)	315,164

United Kingdom-5.3%
85,000	Centrica PLC	392,989
62,000	Ferrovial SA	725,837
44,000	National Grid PLC	438,198
167,500	Vodafone Group PLC	450,821

		2,007,845

	Total Europe (Cost $10,419,071)	9,866,512

North & South America-49.2%

Brazil-10.9%
95,000	All America Latina Logistica SA	546,446
122,500	CCR SA	852,564
9,500	Cia de Saneamento Basico do Estado de Sao Paulo-ADR (a)	625,955
77,500	EcoRodovias Infraestrutura e Logistica SA	545,587
16,000	EDP - Energias do Brasil SA	372,711
45,000	Mills Estruturas e Servicos de Engenharia SA	558,379
19,000	Santos Brasil Participacoes SA	293,287
24,000	Tegma Gestao Logistica SA	363,736

		4,158,665

Canada-2.5%
6,700	Canadian National Railway Co.	505,356
12,000	Enbridge, Inc.	451,541

		956,897

Chile-0.9%
120,000	E.CL SA	346,257

Colombia-1.3%
4,800	Millicom International Cellular SA-SDR	474,532

Mexico-3.9%
135,000	Empresas ICA SAB de CV-ADR (a)	877,500
385,000	OHL Mexico SAB de CV (a)	622,659

		1,500,159

United States-29.7%
10,300	American Tower Corp.	654,153
10,500	American Water Works Co., Inc.	354,165
17,000	AT&T, Inc.	499,970
3,800	Buckeye Partners LP	236,702
34,000	Calpine Corp. (a)	496,400
27,500	Cisco Systems, Inc.	539,825
13,500	CMS Energy Corp.	294,705
21,000	Comcast Corp.-Class A	558,390
19,500	DISH Network Corp.	544,440
11,000	El Paso Pipeline Partners LP	386,430
140,000	EnergySolutions, Inc. (a)	498,400

Shares	Security Description	Value

7,000	ITC Holdings Corp.	$515,970
14,000	Itron, Inc. (a)	543,060
32,000	MasTec, Inc. (a)	521,280
10,500	Northeast Utilities	364,875
5,800	NuStar Energy LP	340,982
31,000	Progressive Waste Solutions, Ltd.	702,460
29,000	RailAmerica, Inc. (a)	433,260
38,000	The Geo Group, Inc. (a)	668,040
115,000	TravelCenters of America LLC (a)	615,250
1,000	U.S. Silica Holdings Inc. (a)	17,000
16,500	UGI Corp.	444,015
2,000	Union Pacific Corp.	228,620
10,500	World Fuel Services Corp.	476,490
15,000	Xcel Energy, Inc.	399,000

		11,333,882

	Total North & South America (Cost $17,994,323)	18,770,392

	Total Common Stocks (Cost $34,369,674)	34,595,502

Equity-Linked Structured Notes-1.3%

Asia-1.3%

India-1.3%
550,000	NHPC, Ltd.-Macquarie Bank, Ltd. (a)	228,587
120,000	Power Grid Corp. of India, Ltd.-Macquarie Bank, Ltd. (a)	251,916

		480,503

	Total Asia (Cost $536,588)	480,503

	Total Equity-Linked Structured Notes (Cost $536,588)	480,503

Investment Companies-1.5%
4,300	SPDR S&P 500 ETF Trust	564,203

	Total Investment Companies (Cost $554,135)	564,203

Principal Amount

Short-Term Investments-6.3%
$2,418,000	State Street Eurodollar Time Deposit, 0.01%	2,418,000

	Total Short-Term Investments (Cost $2,418,000)	2,418,000

	Total Investments (Cost $37,878,397)-99.7% (b)	38,058,208

	Other Assets in Excess of Liabilities-0.3%	101,830

	TOTAL NET ASSETS 100.0%	$38,160,038

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) Includes securities pledged as collateral for line of credit outstanding on January 31, 2012.
ADR-American Depositary Receipt
AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
NV-Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC-Public Limited Company
SA-Generally designates corporations in various countries, mostly those employing the civil law.
SAB de CV-Sociedad Anonima Bursátil de Capital Variable. Is the Spanish equivalent to Variable Capital Company.
SDR-Swedish Depositary Receipt
SpA-Societa’ Per Azioni is an Italian shared company.

Alpine Global Consumer Growth Fund

Schedule of Portfolio Investments
January 31, 2012 (Unaudited)

Shares	Security Description	Value

Common Stocks-93.9%

Asia-16.4%

China-10.7%
240	Baidu, Inc.-ADR (a)	$30,605
20,000	Daphne International Holdings, Ltd.	25,789
16,000	Dongfeng Motor Group Co., Ltd.	29,915
11,000	Golden Eagle Retail Group, Ltd.	25,304
14,800	Lianhua Supermarket Holdings Co., Ltd.	19,160
38,000	Springland International Holdings, Ltd.	22,147
1,200	Tencent Holdings, Ltd.	29,353
22,000	Want Want China Holdings, Ltd.	20,453
46,000	XTEP International Holdings	15,066

		217,792

Hong Kong-3.1%
56,000	Hengdeli Holdings, Ltd.	21,446
12,000	Li & Fung, Ltd.	26,212
250,000	REXLot Holdings, Ltd.	16,763

		64,421

Indonesia-1.1%
40,000	PT Indofood CBP Sukses Makmur TBK	22,692

Philippines-1.5%
80,000	SM Prime Holdings, Inc.	30,593

	Total Asia (Cost $363,008)	335,498

Europe-23.4%

Belgium-3.1%
1,050	Anheuser-Busch InBev NV-ADR	63,840

France-2.2%
278	Eutelsat Communications SA	10,318
1,500	SES SA	35,416

		45,734

Germany-5.0%
450	Adidas AG	32,421
360	Bayerische Motoren Werke AG	30,792
750	Kabel Deutschland Holding AG (a)	39,104

		102,317

Italy-0.9%
1,550	Yoox SpA (a)	17,538

Netherlands-3.0%
600	Heineken NV	27,720
1,000	Unilever NV	33,290

		61,010

Russia-0.9%
825	X5 Retail Group NV-GDR (a)(b)	18,167

Spain-0.6%
150	Inditex SA	13,087

Sweden-0.4%
250	Hennes & Mauritz AB-Class B	8,184

Shares	Security Description	Value

Switzerland-5.9%
250	Dufry Group (a)	$28,381
1,050	Nestle SA	60,171
75	The Swatch Group AG	31,597

		120,149

United Kingdom-1.4%
26,000	Debenhams PLC	27,778

	Total Europe (Cost $491,134)	477,804

North & South America-54.1%

Brazil-9.8%
2,200	BR Malls Participacoes SA	24,012
375	Cia Brasileira de Distribuicao Grupo Pao de Acucar-ADR	15,979
1,500	Cia Hering	36,058
1,800	Estacio Participacoes SA	20,470
2,600	Hypermarcas SA	15,803
3,400	Magazine Luiza SA (a)	19,499
2,050	Marisa Lojas SA	23,466
1,500	Multiplus SA	26,374
900	Natura Cosmeticos SA	19,275

		200,936

Mexico-2.1%
9,000	Grupo Comercial Chedraui SA de CV	22,096
1,000	Grupo Televisa SA-ADR	19,720

		41,816

United States-42.2%
575	Abercrombie & Fitch Co.-Class A	26,416
100	Amazon.com, Inc. (a)	19,444
110	Apple, Inc. (a)	50,213
600	Carnival Corp.	18,120
1,001	CBS Corp.-Class B	28,508
550	Coach, Inc.	38,528
300	Colgate-Palmolive Co.	27,216
1,750	Comcast Corp.-Class A	46,532
550	Dick’s Sporting Goods, Inc.	22,666
1,050	Digital Generation, Inc. (a)	14,595
1,600	Ford Motor Co.	19,872
549	Francesca’s Holdings Corp. (a)	12,171
60	Google, Inc.-Class A (a)	34,807
825	Guess?, Inc.	24,750
775	Hasbro, Inc.	27,055
1,150	Lumber Liquidators Holdings, Inc. (a)	24,564
500	McDonald’s Corp.	49,525
320	MercadoLibre, Inc.	27,968
450	NIKE, Inc.-Class B	46,795
750	PepsiCo, Inc.	49,252
975	Rue21, Inc. (a)	23,605
550	Target Corp.	27,946
450	The Procter & Gamble Co.	28,368
400	VF Corp.	52,596
425	Visa, Inc.-Class A	42,772
800	Yum! Brands, Inc.	50,664
2,800	Zagg, Inc. (a)	27,944

		862,892

	Total North & South America (Cost $1,096,309)	1,105,644

	Total Common Stocks (Cost $1,950,451)	1,918,946

Principal Amount	Security Description	Value

Short-Term Investments-6.8%
$139,000	State Street Eurodollar Time Deposit, 0.01%	139,000

	Total Short-Term Investments (Cost $139,000)	139,000

	Total Investments (Cost $2,089,451)-100.7%	2,057,946

	Liabilities in Excess of Other Assets-(0.7)%	(14,805)

	TOTAL NET ASSETS 100.0%	$2,043,141

Percentages are stated as a percent of net assets.
(a) Non-income producing security.

(b) Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. Liquid securities restricted under Rule 144A comprised 0.9% of the Fund’s net assets.

AB-Aktiebolag is the Swedish equivalent of the term corporation.
ADR-American Depositary Receipt
AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
GDR-Global Depositary Receipt
NV-Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC-Public Limited Company
SA-Generally designates corporations in various countries, mostly those employing the civil law.
SA de CV-Sociedad Anonima de Capital Variable. Is the Spanish equivalent to Variable Capital Company.
SpA-Societa’ Per Azioni is an Italian shared company.

Alpine Equity Trust

The net asset value (“NAV”) of shares of the Funds are calculated by dividing the value of the Funds’ net assets by the number of outstanding shares. NAV is determined each day the NYSE is open as of the close of regular trading (normally, 4:00 p.m., Eastern time). In computing NAV, portfolio securities of the Funds are valued at their current market values determined on the basis of market quotations or if market quotations are not available or determined to be reliable, through procedures and/or guidelines established by the Board of Trustees. In computing the Funds’ net asset value, equity securities that are traded on a securities exchange in the United States are valued at the last reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, at the mean between the most recent bid and asked quotations. Each option security traded on a securities exchange in the United States is valued at the last current reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, the option is valued at the mid-point of the consolidated bid/ask quote for the option security. Each security traded in the over-the-counter market and quoted on the NASDAQ National Market System, is valued at the NASDAQ Official Closing Price (“NOCP”), as determined by NASDAQ, or lacking an NOCP, the last current reported sale price as of the time of valuation by NASDAQ, or lacking any current reported sale on NASDAQ at the time of valuation, at the mean between the most recent bid and asked quotations. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued by the counterparty, or if the counterparty’s price is not readily available then by using the Black-Scholes method. Debt securities are valued based on an evaluated mean price as furnished by pricing services approved by the Board of Trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Equity securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s net asset values are not calculated. If the market prices are not readily available or not reflective of the fair value of the security, as of the close of the regular trading on the NYSE (normally, 4:00 p.m., Eastern time), the security will be priced at fair value following procedures approved by the Board of Trustees.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of a fair value of the security, the security is valued at fair value following procedures and/or guidelines approved by the Board of Trustees. The Board has approved the use of Interactive Data’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the NYSE. When fair value pricing is employed, the value of the portfolio security used to calculate the Funds’ net asset values may differ from quoted or official closing prices.

As of January 31, 2012, the International Real Estate Equity Fund, Realty Income & Growth Fund and Cyclical Advantage Property Fund held securities that are fair valued, which comprised 7.6%, 1.4% and 4.9%, respectively, of each Fund’s net assets.

In accordance with GAAP, the Funds use a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entities own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

Alpine Equity Trust

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Various inputs are used in determining the value of the Funds’ investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of January 31, 2012:

	Valuation Inputs

International Real Estate Equity Fund *	Level 1 **	Level 2 **	Level 3	Total Value

Common Stocks
Asia	$56,243,904	$12,420,018	$14,308,271	$82,972,193
Australia	1,790,634	—	—	1,790,634
Europe	85,053,594	—	710,573	85,764,167
Middle East/Africa	2,621,450	—	—	2,621,450
North & South America	150,605,514	—	8,782,862	159,388,376
Equity-Linked Structured Notes	—	4,283,951	—	4,283,951
Investment Companies
Asia	1,905,201	—	—	1,905,201
Europe	587,143	—	—	587,143
Warrants	1,687,440	—	—	1,687,440

Total	$300,494,880	$16,703,969	$23,801,706	$341,000,555

	Valuation Inputs

Realty Income and Growth Fund *	Level 1 **	Level 2 **	Level 3	Total Value

Real Estate Investment Trusts
Apartments	$17,493,841	$—	$—	$17,493,841
Diversified	6,939,973	—	1,459,552	8,399,525
Health Care	13,111,286	—	—	13,111,286
Lodging	2,693,486	—	—	2,693,486
Manufactured Homes	901,299	—	—	901,299
Mortgage & Finance	2,151,295	—	—	2,151,295
Net Lease	1,280,025	—	—	1,280,025
Office-Industrial Buildings	35,428,017	—	—	35,428,017
Retail Centers	19,308,907	—	—	19,308,907
Storage	4,313,686	—	—	4,313,686
Common Stocks	2,298,468	—	—	2,298,468
Preferred Stocks	7,740,665	—	—	7,740,665

Total	$113,660,948	$—	$1,459,552	$115,120,500

	Valuation Inputs

Cyclical Advantage Property Fund *	Level 1 **	Level 2 **	Level 3	Total Value

Common Stocks
Asia	$6,760,658	$2,787,227	$—	$9,547,885
Europe	6,258,207	—	—	6,258,207
Middle East/Africa	525,707	—	—	525,707
North & South America	30,158,488	817,529	2,432,586	33,408,603
Equity-Linked Structured Notes	—	761,832	—	761,832
Warrants	4,883	—	—	4,883

Total	$43,707,943	$4,366,588	$2,432,586	$50,507,117

Alpine Equity Trust

	Valuation Inputs

Emerging Markets Real Estate Fund *	Level 1 **	Level 2 **	Level 3	Total Value

Common Stocks
Asia	$1,506,197	$457,704	$—	$1,963,901
Europe	189,189	101,352	—	290,541
Middle East/Africa	24,400	—	—	24,400
North & South America	1,788,990	40,779	—	1,829,769
Equity-Linked Structured Notes	—	108,168	—	108,168
Investment Companies	5,775	—	—	5,775
Warrants
Asia	23,788	245	—	24,033

Total	$3,538,339	$708,248	$—	$4,246,587

	Valuation Inputs

Global Infrastructure Fund *	Level 1 **	Level 2 **	Level 3	Total Value

Common Stocks
Asia	$5,958,598	$—	$—	$5,958,598
Europe	9,866,512	—	—	9,866,512
North & South America	18,770,392	—	—	18,770,392
Equity-Linked Structured Notes	—	480,503	—	480,503
Investment Companies	564,203	—	—	564,203
Short-Term Investments	—	2,418,000	—	2,418,000

Total	$35,159,705	$2,898,503	$—	$38,058,208

	Valuation Inputs

Global Consumer Growth Fund *	Level 1 **	Level 2 **	Level 3	Total Value

Common Stocks
Asia	$335,498	$—	$—	$335,498
Europe	459,637	18,167	—	477,804
North & South America	1,105,644	—	—	1,105,644
Short-Term Investments	—	139,000	—	139,000

Total	$1,900,779	$157,167	$—	$2,057,946

*	For detailed country and sector descriptions, see accompanying Schedule of Portfolio Investments

**

During the period ended January 31, 2012 there were significant transfers between Level 1 and Level 2 securities. A security’s classification as Level 1 or Level 2 within the Fund can move on a daily basis throughout the year depending on whether or not the Fund has determined the value of securities principally traded in foreign markets has become stale between the close of the foreign exchanges and the time the Funds calculate their NAV. If management determines the price has become stale, a fair value adjustment will be made to the impacted securities and these fair value adjusted securities are considered to be priced using Level 2 inputs. As a result, it is not practicable to disclose transfers between Level 1 and Level 2 within the fair value hierarchy for the period ended January 31, 2012

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	International Real Estate Equity Fund	Realty Income & Growth Fund	Cyclical Advantage Property Fund

Balance as of October 31, 2011	$24,716,446	$1,459,551	$2,432,586
Accrued discounts / premiums	—	—	—
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	(914,740)	1	—
Purchases	—	—	—
Sales	—	—	—
Transfers in to Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of January 31, 2012	$23,801,706	$1,459,552	$2,432,586

Change in net unrealized appreciation (depreciation) on level 3 holdings held at period end	$(914,740)	$1	$—

Alpine Equity Trust

The Funds are subject to foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Funds may use forward currency contracts to gain exposure to or hedge against changes in the value of foreign currencies. A forward currency contract (“forward”) is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward contract fluctuates with changes in forward currency exchange rates. The forward contract is marked-to-market daily and the change in market value is recorded by each Fund as unrealized appreciation or depreciation. When the forward contract is closed, a Fund records a realized gain or loss equal to the fluctuation in value during the period the forward contract was open. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably. The Funds did not hold forward currency contracts as of January 31, 2012.

The cost basis of investments for federal income tax purposes at January 31, 2012 was as follows*:

International Real Estate Equity Fund

Cost of investments	$436,020,428
Gross unrealized appreciation	59,321,429
Gross unrealized depreciation	(154,341,302)

Net unrealized depreciation	$(95,019,873)

Realty Income & Growth Fund

Cost of investments	$80,864,823
Gross unrealized appreciation	36,909,228
Gross unrealized depreciation	(2,653,551)

Net unrealized appreciation	$34,255,677

Cyclical Advantage Property Fund

Cost of investments	$46,823,112
Gross unrealized appreciation	10,634,019
Gross unrealized depreciation	(6,950,014)

Net unrealized appreciation	$3,684,005

Emerging Markets Real Estate Fund

Cost of investments	$3,943,763
Gross unrealized appreciation	591,990
Gross unrealized depreciation	(289,166)

Net unrealized appreciation	$302,824

Global Infrastructure Fund

Cost of investments	$37,878,397
Gross unrealized appreciation	1,672,987
Gross unrealized depreciation	(1,493,176)

Net unrealized appreciation	$179,811

Global Consumer Growth Fund

Cost of investments	$2,089,451
Gross unrealized appreciation	177,897
Gross unrealized depreciation	(209,402)

Net unrealized depreciation	$(31,505)

*Because tax adjustments are calculated annually, the above tables reflect the tax adjustments outstanding at the Funds’ previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent semi-annual or annual report.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Alpine Equity Trust

By (Signature and Title)		/s/ Samuel A. Lieber

Samuel A. Lieber, President

Date	March 30, 2012

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Samuel A. Lieber

Samuel A. Lieber, President

Date	March 30, 2012

By (Signature and Title)*	/s/ Ronald G. Palmer, Jr.

Ronald G. Palmer, Jr., Chief Financial Officer

Date	March 30, 2012

* Print the name and title of each signing officer under his or her signature.

Item 2. Controls and Procedures.

(a)

The Registrant’s President and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.